REDEEMABLE CONVERTIBLE PREFERRED SHARES - Movement in the carrying value of the Preferred Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Modification		¥ (423,979)	¥ 0
Accretion to redemption value		3,661,975	3,996,288
Redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	¥ 15,842,210	7,585,550
Modification		423,979
Repurchase		(730,581)
Accretion to redemption value		3,661,975
Conversion of preferred shares to ordinary shares (Note 19)	(15,842,210)
Balance as of the end of the year		15,842,210	7,585,550
Series A redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	1,510,352	1,178,474
Modification		163,982
Accretion to redemption value		167,896
Conversion of preferred shares to ordinary shares (Note 19)	(1,510,352)
Balance as of the end of the year		1,510,352	1,178,474
Series B redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	521,648	788,414
Modification		95,644
Repurchase		(457,452)
Accretion to redemption value		95,042
Conversion of preferred shares to ordinary shares (Note 19)	(521,648)
Balance as of the end of the year		521,648	788,414
Series C redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	652,194	633,598
Modification		66,583
Repurchase		(150,456)
Accretion to redemption value		102,469
Conversion of preferred shares to ordinary shares (Note 19)	(652,194)
Balance as of the end of the year		652,194	633,598
Series D redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	1,445,547	1,167,967
Modification		97,770
Repurchase		(50,611)
Accretion to redemption value		230,421
Conversion of preferred shares to ordinary shares (Note 19)	(1,445,547)
Balance as of the end of the year		1,445,547	1,167,967
Series E redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	2,040,782	1,641,916
Repurchase		(72,062)
Accretion to redemption value		470,928
Conversion of preferred shares to ordinary shares (Note 19)	(2,040,782)
Balance as of the end of the year		2,040,782	1,641,916
Series F redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	2,806,393	2,175,181
Accretion to redemption value		631,212
Conversion of preferred shares to ordinary shares (Note 19)	(2,806,393)
Balance as of the end of the year		2,806,393	¥ 2,175,181
Series G-1 redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	1,280,749
Issuance		917,294
Issuance costs		(11,640)
Accretion to redemption value		375,095
Conversion of preferred shares to ordinary shares (Note 19)	(1,280,749)
Balance as of the end of the year		1,280,749
Series G-2 redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Balance as of the beginning of the year	5,584,545
Issuance		4,043,402
Issuance costs		(47,769)
Accretion to redemption value		1,588,912
Conversion of preferred shares to ordinary shares (Note 19)	¥ (5,584,545)
Balance as of the end of the year		¥ 5,584,545